Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Trade and other receivables	$ 277,248,558	$ 303,238,567
Chilean Peso
Statement [Line Items]
Trade and other receivables	183,196,543	181,846,678
Argentinean Pesos
Statement [Line Items]
Trade and other receivables	39,900,845	57,199,230
US Dollar
Statement [Line Items]
Trade and other receivables	29,115,797	35,796,040
Euro
Statement [Line Items]
Trade and other receivables	8,750,745	9,709,996
Unidades de Fomento
Statement [Line Items]
Trade and other receivables	1,193,711	3,242,714
Uruguayan Peso
Statement [Line Items]
Trade and other receivables	4,374,350	4,350,677
Paraguayan Guaraní
Statement [Line Items]
Trade and other receivables	6,739,979	7,411,985
Bolivian
Statement [Line Items]
Trade and other receivables	1,464,727	1,919,063
Others Currencies
Statement [Line Items]
Trade and other receivables	$ 2,511,861	$ 1,762,184